UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ John Griffin                New York, NY               5/15/08
------------------------   ------------------------------   -----------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   50
                                               -------------

Form 13F Information Table Value Total:           $4,109,945
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.             Form 13F File Number               Name



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                                                  FORM 13F INFORMATION TABLE


              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   158588    2490000  SH       SOLE                2490000      0       0
.....................................................................................................................................
AMERICAN EXPRESS CO            COM              025816109   376692    8616000  SH       SOLE                8616000      0       0
.....................................................................................................................................
AMERICAN EXPRESS CO            COM              025816109    30123     689000  SH  CALL SOLE                 689000      0       0
.....................................................................................................................................
APPLE INC                      COM              037833100   165025    1150000  SH       SOLE                1150000      0       0
.....................................................................................................................................
BERKSHIRE HATHAWAY INC DEL     CL A             084670108   112189        841  SH       SOLE                    841      0       0
.....................................................................................................................................
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103   125310    7119900  SH       SOLE                7119900      0       0
.....................................................................................................................................
BURLINGTON NORTHN SANTA FE C   COM              12189T104    64554     700000  SH       SOLE                 700000      0       0
.....................................................................................................................................
COACH INC                      COM              189754104    71456    2370000  SH       SOLE                2370000      0       0
.....................................................................................................................................
COMPTON PETE CORP              COM              204940100    73924    6636000  SH       SOLE                6636000      0       0
.....................................................................................................................................
CORUS BANKSHARES INC           COM              220873103     1622     166700  SH       SOLE                 166700      0       0
.....................................................................................................................................
COVANTA HLDG CORP              COM              22282E102   221246    8045300  SH       SOLE                8045300      0       0
.....................................................................................................................................
CROCS INC                      COM              227046109    37477    2145200  SH       SOLE                2145200      0       0
.....................................................................................................................................
DISCOVERY HOLDING CO           CL A COM         25468Y107   153246    7221792  SH       SOLE                7221792      0       0
.....................................................................................................................................
EAGLE MATERIALS INC            COM              26969P108    69856    1965000  SH       SOLE                1965000      0       0
.....................................................................................................................................
ECHOSTAR CORP                  CL A             278768106    56303    1906000  SH       SOLE                1906000      0       0
.....................................................................................................................................
ELONG INC                      SPONSORED ADR    290138205     1775     208035  SH       SOLE                 208035      0       0
.....................................................................................................................................
EVERGREEN ENERGY INC           COM              30024B104     4120    2675000  SH       SOLE                2675000      0       0
.....................................................................................................................................
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    54532     189940  SH       SOLE                 189940      0       0
.....................................................................................................................................
FEDERAL HOME LN MTG CORP       COM              313400301    12660     500000  SH       SOLE                 500000      0       0
.....................................................................................................................................
FEDERAL NATL MTG ASSN          COM              313586109    12634     480000  SH       SOLE                 480000      0       0
.....................................................................................................................................
FIDELITY NATL INFORMATION SV   COM              31620M106    56066    1470000  SH       SOLE                1470000      0       0
.....................................................................................................................................
FIRST AMERN CORP CALIF         COM              318522307    35637    1050000  SH       SOLE                1050000      0       0
.....................................................................................................................................
FIRST MARBLEHEAD CORP          COM              320771108    10179    1364500  SH       SOLE                1364500      0       0
.....................................................................................................................................
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    86284    2065200  SH       SOLE                2065200      0       0
.....................................................................................................................................
FORMFACTOR INC                 COM              346375108    17190     900000  SH       SOLE                 900000      0       0
.....................................................................................................................................
GOLD RESV INC                  CL A             38068N108    10142    2200000  SH       SOLE                2200000      0       0
.....................................................................................................................................
GOOGLE INC                     CL A             38259P508   217152     493000  SH       SOLE                 493000      0       0
.....................................................................................................................................
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101   159750    3550000  SH       SOLE                3550000      0       0
.....................................................................................................................................
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     3720     200000  SH       SOLE                 200000      0       0
.....................................................................................................................................
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206   167014    6890000  SH       SOLE                6890000      0       0
.....................................................................................................................................
INDYMAC BANCORP INC            COM              456607100     2301     464000  SH       SOLE                 464000      0       0
.....................................................................................................................................
MARTIN MARIETTA MATLS INC      COM              573284106   142268    1340000  SH       SOLE                1340000      0       0
.....................................................................................................................................
MBIA INC                       COM              55262C100    30550    2500000  SH       SOLE                2500000      0       0
.....................................................................................................................................
MILLIPORE CORP                 COM              601073109   182007    2700000  SH       SOLE                2700000      0       0
.....................................................................................................................................
NETFLIX INC                    COM              64110L106    70433    2032700  SH       SOLE                2032700      0       0
.....................................................................................................................................
OFFICE DEPOT INC               COM              676220106    37570    3400000  SH       SOLE                3400000      0       0
.....................................................................................................................................
PACKAGING CORP AMER            COM              695156109    92151    4126764  SH       SOLE                4126764      0       0
.....................................................................................................................................
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104      341      15000  SH       SOLE                  15000      0       0
.....................................................................................................................................
RESEARCH IN MOTION LTD         COM              760975102    72950     650000  SH       SOLE                 650000      0       0
.....................................................................................................................................
SCHWAB CHARLES CORP NEW        COM              808513105   161373    8570000  SH       SOLE                8570000      0       0
.....................................................................................................................................
SLM CORP                       COM              78442P106    17346    1130000  SH       SOLE                1130000      0       0
.....................................................................................................................................
SMURFIT-STONE CONTAINER CORP   COM              832727101    10953    1422501  SH       SOLE                1422501      0       0
.....................................................................................................................................
ST JOE CO                      COM              790148100    27690     645000  SH       SOLE                 645000      0       0
.....................................................................................................................................
STARBUCKS CORP                 COM              855244109   127750    7300000  SH       SOLE                7300000      0       0
.....................................................................................................................................
TARGET CORP                    COM              87612E106   138356    2730000  SH       SOLE                2730000      0       0
.....................................................................................................................................
THERMO FISHER SCIENTIFIC INC   COM              883556102   120501    2120000  SH       SOLE                2120000      0       0
.....................................................................................................................................
WAL MART STORES INC            COM              931142103   152519    2895200  SH       SOLE                2895200      0       0
.....................................................................................................................................
WASHINGTON MUT INC             COM              939322103     1421     138000  SH  PUT  SOLE                 138000      0       0
.....................................................................................................................................
WEBMD HEALTH CORP              CL A             94770V102     8839     375000  SH       SOLE                 375000      0       0
.....................................................................................................................................
WYETH                          COM              983024100   146160    3500000  SH       SOLE                3500000      0       0
.....................................................................................................................................

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